NEW ACCOUNTING PRONOUNCEMENTS ASU 2017-07 (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of Goods and Services Sold	$ 1,767	$ 1,492	$ 1,302
Research and Development Expense	624	507	434
Selling, General and Administrative Expense	1,205	1,058	832
Other Operating expense (income), Net	(33)	(16)	(25)
Other income (expense), net	54	104	35
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Research and Development Expense	607	498	425
Selling, General and Administrative Expense	1,185	1,049	818
Other Operating expense (income), Net	(33)	(84)	(25)
Other income (expense), net	6	13	4
Products
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of Goods and Services Sold	1,449	1,210	1,049
Products | Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of Goods and Services Sold	1,440	1,206	1,042
Service [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of Goods and Services Sold	318	282	253
Service [Member] | Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of Goods and Services Sold	$ 316	$ 281	$ 252